EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 03, 2021
Earnings per share [abstract]
Earnings per share
Reconciliation between basic and diluted earnings (loss) per share is as follows:

	2020	2019

Net earnings (loss) - basic and diluted	$(225,282)	$259,809

Basic earnings (loss) per share:
Basic weighted average number of common shares outstanding	198,361	204,161
Basic earnings (loss) per share	$(1.14)	$1.27

Diluted earnings (loss) per share:
Basic weighted average number of common shares outstanding	198,361	204,161
Plus dilutive impact of stock options, Treasury RSUs, and common
shares held in trust	—	448
Diluted weighted average number of common shares outstanding	198,361	204,609
Diluted earnings (loss) per share	$(1.14)	$1.27